Analysis Of Revenue By Segment - Analysis of Profit From Operations And Diluted Earnings Per Share By Segment (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Reportable Segments [Line Items]
Profit from operations	£ 4,380	£ 4,438	£ 9,313
Net finance costs	(773)	(701)	(1,381)
Share of post-tax results of associates and joint ventures	258	232	419
Profit before taxation	3,865	3,969	8,351
Taxation on ordinary activities	(971)	(1,193)	(2,141)
Non-controlling interests	80	86	178
Profit attributable to shareholders	£ 2,814	£ 2,690	£ 6,032
Diluted number of shares	2,291,000,000	2,291,000,000
Diluted	£ 1.228	£ 1.174	£ 2.632
Adjusting Items
Reportable Segments [Line Items]
Profit from operations	£ 829	£ 380
Net finance costs	23	35
Share of post-tax results of associates and joint ventures	(29)	(37)
Profit before taxation	823	378
Taxation on ordinary activities	(216)	75
Non-controlling interests	(1)
Profit attributable to shareholders	606	453
Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	5,209	4,818
Net finance costs	(750)	(666)
Share of post-tax results of associates and joint ventures	229	195
Profit before taxation	4,688	4,347
Taxation on ordinary activities	(1,187)	(1,118)
Non-controlling interests	(81)	(86)
Profit attributable to shareholders	£ 3,420	£ 3,143
Diluted number of shares	2,291,000,000	2,291,000,000
Diluted	£ 1.493	£ 1.372
Exchange
Reportable Segments [Line Items]
Profit from operations	£ (106)
Net finance costs	29
Share of post-tax results of associates and joint ventures	1
Profit before taxation	(76)
Taxation on ordinary activities	21
Non-controlling interests	1
Profit attributable to shareholders	(54)
Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	5,103
Net finance costs	(721)
Share of post-tax results of associates and joint ventures	230
Profit before taxation	4,612
Taxation on ordinary activities	(1,166)
Non-controlling interests	(80)
Profit attributable to shareholders	£ 3,366
Diluted number of shares	2,291,000,000
Diluted	£ 1.469
US | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	£ 234	£ 214
US | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	2,483	2,089
US | Exchange
Reportable Segments [Line Items]
Profit from operations	(160)
US | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	2,323
US | Reported
Reportable Segments [Line Items]
Profit from operations	2,249	1,875
APME | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	30	30
APME | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	970	950
APME | Exchange
Reportable Segments [Line Items]
Profit from operations	25
APME | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	995
APME | Reported
Reportable Segments [Line Items]
Profit from operations	940	920
AMSSA | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	488	33
AMSSA | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	816	829
AMSSA | Exchange
Reportable Segments [Line Items]
Profit from operations	19
AMSSA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	835
AMSSA | Reported
Reportable Segments [Line Items]
Profit from operations	328	796
ENA | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	77	103
ENA | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	940	950
ENA | Exchange
Reportable Segments [Line Items]
Profit from operations	10
ENA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	950
ENA | Reported
Reportable Segments [Line Items]
Profit from operations	863	847
Total regions
Reportable Segments [Line Items]
Profit from operations	4,380	4,438
Net finance costs	(773)	(701)
Share of post-tax results of associates and joint ventures	258	232
Profit before taxation	3,865	3,969
Taxation on ordinary activities	(971)	(1,193)
Non-controlling interests	(80)	(86)
Profit attributable to shareholders	£ 2,814	£ 2,690